Fair Value Measurements - Significant inputs as of the valuation dates (Details) - Forward Purchase Agreements	Sep. 30, 2023 $ / shares Y	Jul. 21, 2023 $ / shares Y
Stock Price
Fair Value Measurements
Forward purchase agreements, measurement input | $ / shares	5.60	10.84
Expected volatility
Fair Value Measurements
Forward purchase agreements, measurement input	0.6700	0.5500
Risk-free interest rate
Fair Value Measurements
Forward purchase agreements, measurement input	0.0511	0.0482
Expected life (in years)
Fair Value Measurements
Forward purchase agreements, measurement input | Y	1.81	2